Submission	Nov. 25, 2025
Submission [Line Items]
Central Index Key	0001692115
Registrant Name	Southwest Gas Holdings, Inc.
Registration File Number	333-275774
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A